Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands			1 Months Ended				9 Months Ended
	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Feb. 28, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2018 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests							¥ 3,210,985			$ 498,337	¥ 4,691,287
Cash consideration									¥ 15,000
Cash investments received							100,000	$ 15,520
NIO China
Redeemable Noncontrolling Interest [Line Items]
Minority interest (in percentage)	8.612%
Strategic Investors | NIO China
Redeemable Noncontrolling Interest [Line Items]
Percentage of equity interest purchased			3.305%
Payable for Investments							¥ 2,000,000
Subscription price of newly increased registered capital			¥ 10,000,000
Minority interest (in percentage)							1.418%			1.418%
Cash investments received							¥ 2,500,000
Accretion of redeemable non-controlling interests to redemption value							2,023,500	$ 314,000
Amount paid for investments							¥ 500,000
NIO Holding Co Ltd [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of indirect interest in total paid-in capital							92.114%	92.114%
Registered capital							¥ 6,429,000
XPT Auto
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests				¥ 1,600,000								¥ 1,269,900
Deadlock period							60 days	60 days
Percentage of simple interest on original issue price considered in redemption price							10.00%	10.00%
Redemption value							¥ 0		95,029
Cash consideration				¥ 1,600,000
NIO China
Redeemable Noncontrolling Interest [Line Items]
Cash investments received					¥ 5,000,000	¥ 5,000,000
Accretion of redeemable non-controlling interests to redemption value							¥ 6,519,698		¥ 110,835
Period to submit application for a Qualified Initial Public Offering							48 months	48 months
Period to complete the Qualified Initial Public Offering							60 months	60 months
Annual interest rate (as a percent)							8.50%			8.50%
NIO China | Strategic Investors
Redeemable Noncontrolling Interest [Line Items]
Cash injected		¥ 7,000,000	¥ 5,500,000
Cash investments received	¥ 511,500